Note 11 - Financial Instruments (Details Textual)	6 Months Ended
	Jun. 30, 2017 shares	Dec. 31, 2016 shares	Jun. 30, 2016 shares
Class of Warrant or Right, Outstanding	2,399,141	2,673,406	5,273,820
Fair Value Assumptions Expected Volatility Rate Calculation Basis	2 years
Fair Value Assumptions, Expected Volatility Rate	169.16%
Increase (Decrease) in Volatility Rate Applied	5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value	8.20%
Interest Rate Swap [Member] | ABN Armo Bank of Holland [Member]
Derivative, Number of Instruments Held	3